DEBT - Gimi Facility and $1.125 Billion Facility - Narrative (Details)	1 Months Ended			12 Months Ended	54 Months Ended	78 Months Ended
	Jun. 30, 2020 USD ($)	Oct. 31, 2018	Jul. 31, 2013 USD ($) newbuild tranche	Dec. 31, 2020 USD ($)	Oct. 31, 2023	Apr. 30, 2030	Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Release of restricted cash	$ 6,000,000.0
- Golar Bear facility
Debt Instrument [Line Items]
Release of restricted cash	6,000,000.0
AVIC VIE Loans
Debt Instrument [Line Items]
Face amount	$ 110,000,000.0
Long-term Debt | Gimi 700 million Facility
Debt Instrument [Line Items]
Face amount							$ 700,000,000
Balloon payment to be paid							$ 350,000,000.0
Proceeds from lines of credit				$ 300,000,000.0
Long-term Debt | Gimi 700 million Facility | LIBOR | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate					4.00%	3.00%
Secured Debt
Debt Instrument [Line Items]
Maturity period of debt		5 years		5 years
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,125,000,000	$ 1,125,000,000
Number of vessels | newbuild			8
Number of tranches | tranche			3
Long-term line of credit				65,600,000
Collateral amount				$ 2,600,000
Secured Debt | Line of Credit | $449 million newbuild facility
Debt Instrument [Line Items]
Percentage guaranteed			95.00%
Maturity period of debt			12 years
Secured Debt | Line of Credit | $226 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt			5 years	5 years
Secured Debt | Line of Credit | $226 million newbuild facility | Extended Maturity
Debt Instrument [Line Items]
Maturity period of debt		5 years
Secured Debt | Line of Credit | $450 million newbuild facility
Debt Instrument [Line Items]
Maturity period of debt			12 years
Shareholder Notes Payable | K-Sure Tranche
Debt Instrument [Line Items]
Basis spread on variable rate			2.10%
Shareholder Notes Payable | KEXIM Tranche
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%